Long-Term Investments (Details) - Schedule of Long-Term Investments - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Long-Term Investment [Line Items]
Balance as of October 1, 2022
Additions		5,266,104
Share of loss in equity method investee		(18,866)
Foreign exchange translation effect		628
Balance as of September 30, 2023		5,247,866
Cost method investments without readily determinable fair value [Member]
Schedule of Long-Term Investment [Line Items]
Balance as of October 1, 2022	[1]
Additions	[1]	5,224,986
Share of loss in equity method investee	[1]
Foreign exchange translation effect	[1]
Balance as of September 30, 2023	[1]	5,224,986
Equity investments accounted for using the equity method [Member]
Schedule of Long-Term Investment [Line Items]
Balance as of October 1, 2022	[2]
Additions	[2]	41,118
Share of loss in equity method investee	[2]	(18,866)
Foreign exchange translation effect	[2]	628
Balance as of September 30, 2023	[2]	$ 22,880

[1]	On January 18, 2023, Lilong Logistics, a subsidiary of the Company, entered into an agreement to acquire 18% of equity interest in Zhejiang Kangyuan Medical Technology Co., Ltd. (“Zhejiang Kangyuan”) for a total consideration of $4,440,789 (RMB32,400,000) from Zhejiang Kangyuan’s controlling shareholder, who is a shareholder of the Company and owns approximately 4.1% of the Company’s equity shares representing 2.2% of the Company’s voting rights. The Director of Zhejiang Kangyuan is also a shareholder of the Company who owns 3.4% the Company’s equity shares representing 1.8% of the Company’s voting rights. The Company determined that the controlling shareholder of Zhejiang Kangyuan and the director of Zhejiang Kangyuan do not meet the definition to be considered related parties of the Company in accordance with ASC 850-10-20. The Company reviewed the significant influence indicators in ASC 323-10-15-6 through ASC 323-10-15-8 and concluded that the Company does not have significant influence over Zhejiang Kangyuan. Since such investment does not have readily determinable fair values, the Company elected to account for the equity investment by using alternative measurement. As of September 30, 2023, the Company had paid $4,600,000 (equivalent to RMB31,583,140) to the original shareholder, and further paid the remaining investment subsequently.
[2]	On February 24, 2023, Lilong Logistics, a subsidiary of the Company, entered into an equity interest transfer agreement with a shareholder of Zhejiang Fuyouyuan Health Technology Co., Ltd. (“Zhejiang Fuyouyuan”), pursuant to which Lilong Logistics shall acquire 10% equity interest in Zhejiang Fuyouyuan for a consideration of $nil. As of the equity interest transfer date, the previous shareholder has not contributed the designated register capital of $274,123 (RMB2,000,000) representing the 10% of the equity interest in Zhejiang Fuyouyuan and Zhejiang Fuyouyuan had no business operation. Lilong Logistics is required to contribute the registered capital of $274,123 (RMB2,000,000) to Zhejiang Fuyouyuan before December 31, 2042. $41,118 (RMB300,000) had been paid as of September 30, 2023. After the equity interest transfer date, the controlling shareholder of Zhejiang Fuyouyuan is Ms. Xiuhua Ye, an immediate family member of the CEO. Lilong Logistics has significant influence over Zhejiang Fuyouyuan. The Company accounted for this investment using equity method and recorded share of loss amounted to $18,866 for the year ended September 30, 2023.